Convertible Notes Payable, Net (Details)											1 Months Ended	3 Months Ended	12 Months Ended
		Dec. 03, 2024 USD ($) $ / shares	Oct. 20, 2024 USD ($) $ / shares	Sep. 28, 2024 USD ($) $ / shares	Sep. 10, 2024 USD ($)	Aug. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 18, 2024 USD ($) $ / shares	Jun. 17, 2024 USD ($) $ / shares	Jun. 11, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Years shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 18, 2024 shares	Nov. 08, 2024 USD ($) shares	Apr. 30, 2024 Percentage Years
Convertible Notes Payable, Net [Line Items]
Debt discount								$ 12,500				$ 150,000
Purchase warrant shares (in Shares) | shares															1
Warrant term																	3 years
Fair value of warrant												624,888
Loans payable percentage							30.00%
Additional loans payable percentage							70.00%
Reclassification of stock purchase warrants from equity-classified to liability-classified	[1]											237,509
Non-cash loss for the change in fair value												$ (45,784)
Common stock shares issued (in Shares) | shares	[2]											4,930,531	2,098,999	1,259,333
Amortization of debt discount												$ 413,911	$ 315,834
Conversion price (in Dollars per share) | $ / shares		$ 2
Volume weighted average price percentage		90.00%
Consecutive trading days												10 years
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount												4.99%
Trading days												3 days
Accrued and unpaid interest												$ 10
June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Debt discount							$ 300,009
Fair value of warrant							989,746					283,293
Warrants							237,509
June 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Warrants							$ 74,991
August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Debt discount						$ 342,314
Fair value of warrant						447,316
Warrants						$ 239,389
Conversion Agreement [Member]
Convertible Notes Payable, Net [Line Items]
Purchase warrant shares (in Shares) | shares													351,424
Warrant term													5 years
November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Fair value of warrant											$ 663,408
Assumptions fair value of warrants issued											5
Senior Unsecured Promissory Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount										$ 312,500
Cash proceeds from principal amount										250,000
Debt discount										$ 62,500
Interest rate										12.00%
Conversion price (in Dollars per share) | $ / shares										$ 2
Senior Unsecured Promissory Note [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Purchase warrant shares (in Shares) | shares										150,000
Warrant exercise price (in Dollars per share) | $ / shares										$ 2
Warrant term										5 years
Senior Unsecured Promissory Note [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares						$ 2
Warrant term						5 years
Common stock shares issued (in Shares) | shares						175,000
Additional Convertible Promissory Note [Member]
Convertible Notes Payable, Net [Line Items]
Interest rate										12.00%
Conversion price (in Dollars per share) | $ / shares										$ 2
Convertible promissory note										$ 500,000
Debt term										2 years
Additional June 2024 Notes [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount								31,250	$ 31,250
Cash proceeds from principal amount								25,000	25,000
Debt discount								$ 6,250	$ 6,250
Interest rate								12.00%	12.00%
Conversion price (in Dollars per share) | $ / shares								$ 2	$ 2
August 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount						$ 515,000
Cash proceeds from principal amount						$ 412,075
Interest rate						12.00%
Conversion price (in Dollars per share) | $ / shares						$ 2.5
Warrants						$ 275,611
September 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount					$ 125,000
Cash proceeds from principal amount					100,000
Debt discount					$ 25,000
Interest rate					12.00%
Amortization of debt discount												345,209	$ 298,832
Interest expenses												$ 25,961	24,866
Additional September 2024 Notes [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount				$ 230,000
Cash proceeds from principal amount				184,000
Debt discount				$ 46,000
Interest rate				12.00%
Conversion price (in Dollars per share) | $ / shares				$ 2
October Two Thousand Twenty Four Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount			$ 12,500
Cash proceeds from principal amount			10,000
Debt discount			$ 2,500
Interest rate			12.00%
Conversion price (in Dollars per share) | $ / shares			$ 2
Conversion [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount																$ 771,085
Common stock shares issued (in Shares) | shares																319,952
Interest expenses													$ 130,029
Conversion [Member] | Conversion Agreement [Member]
Convertible Notes Payable, Net [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares													$ 2.41
December Two Thousand Twenty Four [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount		$ 500,000
Cash proceeds from principal amount		450,000
Debt discount		$ 25,000
Interest rate		10.00%										99.00%
Fair value of warrant												$ 222,865
Additional loans payable percentage		18.00%
Issuance cost		$ 25,000
Consecutive trading days		10 days										5 years
Floor price (in Dollars per share) | $ / shares		$ 0.33
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		10.00%
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount												4.99%
Measurement Input, Price Volatility [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued							182.23					113.8
Measurement Input, Price Volatility [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued						183.31
Measurement Input, Price Volatility [Member] | November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued											113.8
Measurement Input, Risk Free Interest Rate [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage																	4.87
Measurement Input, Risk Free Interest Rate [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued							4.41					4.4
Measurement Input, Risk Free Interest Rate [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued						3.84
Measurement Input, Risk Free Interest Rate [Member] | November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued											4.2
Measurement Input, Expected Dividend Rate [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage																	0
Measurement Input, Expected Dividend Rate [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued							0					0
Measurement Input, Expected Dividend Rate [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued						0
Measurement Input, Expected Term [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Years																	3
Measurement Input, Expected Term [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Years												4.6
Measurement Input, Expected Term [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued						5
Measurement Input, Expected Term [Member] | November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued											0

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.